Transactions with Affiliates (Tables)	12 Months Ended
Dec. 31, 2013
Transactions with Affiliates
Summary of management fees earned
	Year ended December 31,
	2013	2012	2011
	(in thousands)
Management fees:
Base	$19,644	$12,436	$6,740
Performance incentive	12,766	—	—

	$32,410	$12,436	$6,740

Summary of mortgage loan servicing fees earned from PMT

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Loan servicing fees:
Base	$26,993	$14,332	$9,740
Activity-based	12,420	4,276	3,464

	$39,413	$18,608	$13,204

Summary of lending activity between the Company and affiliate

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Fulfillment fee revenue	$79,712	$62,906	$1,747
UPB of loans fulfilled for PMT	$15,225,153	$13,028,375	$505,317
Sourcing fees paid	$4,611	$2,505	$166
Fair value of loans purchased from PMT	$16,113,806	$8,864,264	$577,852

Summary of foregoing reimbursement of expenses
	Year ended December 31,
	2013	2012	2011
	(in thousands)
Reimbursement of:
Common overhead incurred by PCM and its affiliates	$10,989	$4,183	$4,086
Expenses incurred on PMT's behalf	4,638	3,146	2,219

	$15,627	$7,329	$6,305

Payments and settlements during the year(1)	$121,230	$85,554	$12,656

(1)
Payments and settlements include payments for management fees and correspondent lending activities itemized in the preceding tables and netting settlements made pursuant to master netting agreements between the Company and PMT.

PMT
Transactions with Affiliates
Summary of amounts due from affiliate
	December 31,
	2013	2012
	(in thousands)
Management fees	$8,924	$4,499
Servicing fees	5,915	3,670
Allocated expenses	2,009	1,106
Underwriting fees	1,788	2,941
Loan purchases	—	4,475

	$18,636	$16,691

Investment Funds
Transactions with Affiliates
Summary of amounts due from affiliate
	December 31,
	2013	2012
	(in thousands)
Receivable from Investment Funds:
Management fees	$2,031	$2,164
Loan servicing fees	727	1,052
Loan servicing rebate	136	(239)
Expense reimbursements	21	695

	$2,915	$3,672

Carried Interest due from Investment Funds:
PNMAC Mortgage Opportunity Fund, LLC	$37,702	$29,785
PNMAC Mortgage Opportunity Fund Investors, LLC	23,440	17,938

	$61,142	$47,723